Disclosure of transactions between related parties (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Amounts receivable, related party transactions	$ 4,518	$ 0
Amounts payable, related party transactions	$ 237,305	$ 127,909